UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     New Vernon Capital Holdings II LLC
Address:  Harborside Financial Center
          Plaza 5, Suite 2330
          Jersey City, NJ 07311
Form  13F  File  Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Mark Rubin
Title:    Member
Phone:    (201) 793-0550


Signature,  Place,  and  Date  of  Signing:

/s/ Mark Rubin          Jersey City, NJ          02/10/2011
--------------          ---------------          ----------
 [Signature]            [City, State]              [Date]


Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting manager  are  reported  in  this  report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form 13F File Number          Name
                              New Vernon Investment Management LLC


                                TITLE OF  CUSIP      VALUE     SHARES    SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS                (x$1000)  PRN  AMT  PRN CALL  DSCRETN  MANAGERS  SOLE        SHARED  NONE
------------------------------  --------             --------  --------  --------  -------  --------  -------     ------  -----
COGNIZANT TECHNOLOGY SOLUTIONS  CL A      192446102   18,905    256,030  SH        DEFINED  N/A        256,030
DR REDDYS LABS LTD              ADR       256135203    2,983     80,600  SH        DEFINED  N/A         80,600
ICICI BK LTD                    ADR       45104G104    5,165    102,628  SH        DEFINED  N/A        102,628
INTERNATIONAL BUSINESS MACHS    COM       459200951       30        900  PUT       DEFINED  N/A            900
ISHARES INC                     COM       464286772    2,111     34,705  SH        DEFINED  N/A         34,705
ISHARES INC                     COM       464286731    2,072    134,004  SH        DEFINED  N/A        134,004
ISHARES TR                      COM       464287184    7,254    170,000  SH        DEFINED  N/A        170,000
SELECT SECTOR SPDR TR           COM       81369Y605    5,422    340,368  SH        DEFINED  N/A        340,368

                                       8              43,942

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     8
Form 13F Information Table Value Total:     43,942
     (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F File  Number       CIK  Number        Name


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